Description Of Business And Basis Of Presentation	6 Months Ended
Jun. 26, 2011
Description Of Business And Basis Of Presentation
Description Of Business And Basis Of Presentation

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Business

Pilgrim's Pride Corporation (referred to herein as "Pilgrim's," "PPC," "the Company," "we," "us," "our," or similar terms) is the second-largest chicken company in the United States ("US"), Mexico and Puerto Rico. Our fresh chicken retail line is sold throughout the US and Puerto Rico, and in the northern and central regions of Mexico. Our prepared-foods products meet the needs of some of the largest customers in the food service industry across the US. Additionally, the Company exports commodity chicken products to approximately 95 countries. As a vertically integrated company, we control every phase of the production of our products. We operate feed mills, hatcheries, processing plants and distribution centers in 14 US states, Puerto Rico and Mexico. Our fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. Our prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated.

Consolidated Financial Statements

The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the US for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the US Securities and Exchange Commission ("SEC"). Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the US for complete financial statements. In the opinion of management, all adjustments (consisting of normal and recurring adjustments unless otherwise disclosed) considered necessary for a fair presentation have been included. Operating results for the thirteen and twenty-six weeks ended June 26, 2011 are not necessarily indicative of the results that may be expected for the year ending December 25, 2011. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 26, 2010.

Pilgrim's operates on a 52/53-week fiscal year that ends on the Sunday falling on or before December 31. The reader should assume any reference we make to a particular year (for example, 2011) in the notes to these Consolidated Financial Statements applies to our fiscal year and not the calendar year.

The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. We eliminate all significant affiliate accounts and transactions upon consolidation.

The Company measures the financial statements of its Mexico subsidiaries as if the US dollar were the functional currency. Accordingly, we translate assets and liabilities, other than non-monetary assets, of the Mexico subsidiaries at current exchange rates. We translate non-monetary assets using the historical exchange rate in effect on the date of each asset's acquisition. We translate income and expenses at average exchange rates in effect during the period. Currency exchange gains or losses are included in the line item Miscellaneous, net in the Consolidated Statements of Operations.

Revenue Recognition

We recognize revenue when all of the following circumstances are satisfied: (i) persuasive evidence of an arrangement exists, (ii) price is fixed or determinable, (iii) collectability is reasonably assured and (iv) delivery has occurred. Delivery occurs in the period in which the customer takes title and assumes the risks and rewards of ownership of the products specified in the customer's purchase order or sales agreement. Revenue is recorded net of estimated incentive offerings including special pricing agreements, promotions and other volume-based incentives. Revisions to these estimates are charged back to net sales in the period in which the facts that give rise to the revision become known.

Recently Adopted Accounting Pronouncements

On December 27, 2010, the Company adopted a portion of Accounting Standards Update ("ASU") 2010-06, Improving Disclosures about Fair Value Measurements, which amended Accounts Standards Codification ("ASC") Subtopic 820-10 by including new required disclosures regarding activity in Level 3 fair value measurements. The adoption of the subject guidance under ASC 820-10 did not have a material impact on the Company's consolidated financial statements.

Common Stock Equivalents

Due to the net losses incurred in the thirteen and twenty-six weeks ended June 26, 2011, the Company did not include 8,157 and 11,591 common stock equivalents, respectively, in the calculations of the denominators for net loss per diluted common share as these common stock equivalents would be anti-dilutive.